Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Basic loss for the period	£ (37,643)	£ (15,492)
Diluted loss for the period	£ (37,643)	£ (15,492)
Weighted average number of ordinary shares (in shares)	123,257,529	120,959,726
Weighted average number of ordinary shares (in shares)	123,257,529	120,959,726
Basic loss per share (GBP per share)	£ (0.31)	£ (0.13)
Diluted loss per share (GBP per share)	£ (0.31)	£ (0.13)